497(c)
                                                                       333-44996

EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED MAY 1, 2002 TO PROSPECTUSES FOR:



o Income Manager Accumulator(R)            o Equitable Accumulator(R)               o Equitable Accumulator(R) Advisor(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)    o Equitable Accumulator(R) Elite(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2002. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.

In this Supplement, we provide the following information: (1) how to reach us;
(2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses; (5) disruptive transfer activity; (6) beneficiary continuation option; (7) tax information; (8) condensed financial information;
(9) investment performance; and (10) updated information on Equitable Life.


(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014



--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547



--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and

o annual statement of your contract values as of the close of the contract year.



--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o  change your EQAccess password (not available through TOPS).


x00327
(R-4/15)

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http:// www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the EQ/Putnam International Equity, EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Cap Growth investment options (the "surviving options") replaced or will replace interests in the EQ/T. Rowe Price International Stock, EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options, respectively (the "replaced options"), and these options are or will no longer be available. At the time of the replacement, all the assets that are in the replaced options are moved into the surviving options. After the replacement, any allocation elections to the replaced options will then be considered as allocation elections to the surviving options. The effective date for the replacement of EQ/T. Rowe Price International Stock investment option was April 26, 2002, therefore, references to it have been omitted from the fee table, the expense examples and the investment performance. The replacement of EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options will be on or about July 12, 2002, subject to shareholder vote. We will notify you if these replacements do not take place.

(3) INVESTMENT OPTIONS


(a) Please note the following name changes:



--------------------------------------------------------------------------------
 Former Name                  New Name            Effective Date
--------------------------------------------------------------------------------
EQ/Alliance High Yield       EQ/High Yield       May 1, 2002
EQ/Putnam Investors Growth   EQ/Putnam Voyager   May 1, 2002
--------------------------------------------------------------------------------

The investment objectives and advisers for these portfolios remain the same.



(b) Please note that we anticipate that the following investment option will be available under all contracts on or about May 1, 2002:

----------------------------------------------------------------------------------------------------------------------
 Variable investment option            Objective                                      Adviser
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government   Seeks to achieve high current income consis-   Alliance Capital Management L.P.
Securities*                           tent with relative stability of principal
----------------------------------------------------------------------------------------------------------------------

* Please see the applicable charges and expenses under "The Trusts' annual expenses" below.


(4) THE TRUSTS' ANNUAL EXPENSES

The following table sets forth the annual expenses for each portfolio as of December 31, 2001.

THE TRUSTS' ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

---------------------------------------------------------------------------------------------------------------------
                                                                                                              Net
                                                                                                           Total
                                                      Management                            Other          Annual
                                                        Fees                             Expenses         Expenses
                                                   (After expense                     (After expense   (After expense
                                                   limitation)(1)     12b-1 Fees(2)   limitation)(3)   limitation)(4)
---------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond                        0.00%            0.25%             0.70%            0.95%
 AXA Premier VIP Health Care                      0.44%            0.25%             1.16%            1.85%
 AXA Premier VIP International Equity             0.62%            0.25%             0.93%            1.80%
 AXA Premier VIP Large Cap Core Equity            0.17%            0.25%             0.93%            1.35%
 AXA Premier VIP Large Cap Growth                 0.31%            0.25%             0.79%            1.35%
 AXA Premier VIP Large Cap Value                  0.08%            0.25%             1.02%            1.35%
 AXA Premier VIP Small/Mid Cap Growth             0.42%            0.25%             0.93%            1.60%
 AXA Premier VIP Small/Mid Cap Value              0.20%            0.25%             1.15%            1.60%
 AXA Premier VIP Technology                       0.58%            0.25%             1.02%            1.85%
---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock                              0.61%            0.25%             0.08%            0.94%
 EQ/Alliance Common Stock                         0.46%            0.25%             0.07%            0.78%
 EQ/Alliance Global                               0.73%            0.25%             0.12%            1.10%
 EQ/Alliance Growth and Income                    0.57%            0.25%             0.06%            0.88%
 EQ/Alliance Growth Investors                     0.57%            0.25%             0.06%            0.88%
 EQ/Alliance Intermediate Government Securities   0.50%            0.25%             0.12%            0.87%
 EQ/Alliance International                        0.85%            0.25%             0.25%            1.35%
 EQ/Alliance Money Market                         0.33%            0.25%             0.07%            0.65%
 EQ/Alliance Premier Growth                       0.84%            0.25%             0.06%            1.15%
 EQ/Alliance Quality Bond                         0.53%            0.25%             0.07%            0.85%
 EQ/Alliance Small Cap Growth                     0.75%            0.25%             0.06%            1.06%
 EQ/Alliance Technology                           0.82%            0.25%             0.08%            1.15%
 EQ/AXP New Dimensions                            0.00%            0.25%             0.70%            0.95%
 EQ/AXP Strategy Aggressive                       0.00%            0.25%             0.75%            1.00%
 EQ/Balanced                                      0.57%            0.25%             0.08%            0.90%
 EQ/Bernstein Diversified Value                   0.61%            0.25%             0.09%            0.95%
 EQ/Calvert Socially Responsible                  0.00%            0.25%             0.80%            1.05%
 EQ/Capital Guardian International                0.66%            0.25%             0.29%            1.20%
 EQ/Capital Guardian Research                     0.55%            0.25%             0.15%            0.95%
 EQ/Capital Guardian US Equity                    0.59%            0.25%             0.11%            0.95%
 EQ/Emerging Markets Equity                       0.87%            0.25%             0.68%            1.80%
 EQ/Equity 500 Index                              0.25%            0.25%             0.06%            0.56%
 EQ/Evergreen Omega                               0.00%            0.25%             0.70%            0.95%
 EQ/FI Mid Cap                                    0.48%            0.25%             0.27%            1.00%
 EQ/FI Small/Mid Cap Value                        0.74%            0.25%             0.11%            1.10%
 EQ/High Yield                                    0.60%            0.25%             0.07%            0.92%
 EQ/International Equity Index                    0.35%            0.25%             0.50%            1.10%
 EQ/J.P. Morgan Core Bond                         0.44%            0.25%             0.11%            0.80%
 EQ/Janus Large Cap Growth                        0.76%            0.25%             0.14%            1.15%
 EQ/Lazard Small Cap Value                        0.72%            0.25%             0.13%            1.10%
 EQ/Marsico Focus                                 0.00%            0.25%             0.90%            1.15%
 EQ/Mercury Basic Value Equity                    0.60%            0.25%             0.10%            0.95%
 EQ/MFS Emerging Growth Companies                 0.63%            0.25%             0.09%            0.97%
 EQ/MFS Investors Trust                           0.58%            0.25%             0.12%            0.95%
 EQ/MFS Research                                  0.63%            0.25%             0.07%            0.95%
 EQ/Putnam Growth & Income Value                  0.57%            0.25%             0.13%            0.95%
 EQ/Putnam International Equity                   0.71%            0.25%             0.29%            1.25%
 EQ/Putnam Voyager                                0.62%            0.25%             0.08%            0.95%
 EQ/Small Company Index                           0.25%            0.25%             0.35%            0.85%
---------------------------------------------------------------------------------------------------------------------

Notes:

(1) The management fees shown for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (4) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(3) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Initial seed capital was invested for the Portfolios on December 31, 2001 thus, "Other Expenses" shown are estimated. See footnote (4) for any expense limitation agreement information.

(4) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which are effective through April 30, 2003. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.




--------------------------------------------------------------------------------
                                           Management        Other expenses
                                       Fees (before any    (before any fee
                                          fee waivers       waivers and/or
                                        and/or expense         expense
 Portfolio Name                         reimbursements)    reimbursements)
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Premier VIP Core Bond                    0.60%              0.84%
AXA Premier VIP Health Care                  1.20%              1.16%
AXA Premier VIP International
Equity                                       1.05%              0.93%
AXA Premier VIP Large Cap Core
Equity                                       0.90%              0.93%
AXA Premier VIP Large Cap Growth             0.90%              0.79%
AXA Premier VIP Large Cap Value              0.90%              1.02%
AXA Premier VIP Small/Mid Cap
Growth                                       1.10%              0.93%
AXA Premier VIP Small/Mid Cap
Value                                        1.10%              1.15%
AXA Premier VIP Technology                   1.20%              1.02%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth                   0.90%              0.06%
EQ/Alliance Technology                       0.90%              0.08%
EQ/AXP New Dimensions                        0.65%              1.06%
EQ/AXP Strategy Aggressive                   0.70%              0.77%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                           Management        Other expenses
                                       Fees (before any    (before any fee
                                          fee waivers       waivers and/or
                                        and/or expense         expense
 Portfolio Name                         reimbursements)    reimbursements)
--------------------------------------------------------------------------------
EQ/Bernstein Diversified Value               0.65%              0.09%
EQ/Calvert Socially Responsible              0.65%              1.46%
EQ/Capital Guardian International            0.85%              0.29%
EQ/Capital Guardian Research                 0.65%              0.15%
EQ/Capital Guardian US Equity                0.65%              0.11%
EQ/Emerging Markets Equity                   1.15%              0.68%
EQ/Evergreen Omega                           0.65%              0.99%
EQ/FI Mid Cap                                0.70%              0.27%
EQ/FI Small/Mid Cap Value                    0.75%              0.11%
EQ/International Equity Index                0.35%              0.50%
EQ/J.P. Morgan Core Bond                     0.45%              0.11%
EQ/Janus Large Cap Growth                    0.90%              0.14%
EQ/Lazard Small Cap Value                    0.75%              0.13%
EQ/Marsico Focus                             0.90%              2.44%
EQ/MFS Investors Trust                       0.60%              0.12%
EQ/MFS Research                              0.65%              0.07%
EQ/Putnam Growth & Income Value              0.60%              0.13%
EQ/Putnam International Equity               0.85%              0.29%
EQ/Putnam Voyager                            0.65%              0.08%
--------------------------------------------------------------------------------

EXAMPLES

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply to any contract or investment option to which this supplement relates (including the charge for any optional benefits available under any contract to which this supplement relates, as well as the maximum charges that would apply to the underlying portfolio). The annual administrative charge used in the examples is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.006 per $1,000. If your contract does not have an annual administrative charge and/or any optional benefit charge and/or has lower charges than used in the examples, then the expenses that apply to your contract would be lower than those shown below.

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



---------------------------------------------------------------------------------------------------
                                                     If you surrender your contract at the end
                                                         of each period shown, the expenses
                                                                     would be:
                                                 --------------------------------------------------
                                                     1 year      3 years      5 years     10 years
---------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      $ 120.95     $ 194.16     $ 259.15     $ 441.28
---------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity             $ 120.40     $ 192.57     $ 256.58     $ 436.82
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity            $ 115.49     $ 178.17     $ 233.17     $ 395.65
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                 $ 115.49     $ 178.17     $ 233.17     $ 395.65
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                  $ 115.49     $ 178.17     $ 233.17     $ 395.65
---------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth             $ 118.22     $ 186.19     $ 246.23     $ 418.76
---------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              $ 118.22     $ 186.19     $ 246.23     $ 418.76
---------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                       $ 120.95     $ 194.16     $ 259.15     $ 441.28
---------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 111.01     $ 164.93     $ 211.45     $ 356.42
---------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 109.27     $ 159.73     $ 202.87     $ 340.65
---------------------------------------------------------------------------------------------------
EQ/Alliance Global                               $ 112.76     $ 170.11     $ 219.97     $ 371.93
---------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    $ 110.36     $ 162.98     $ 208.24     $ 350.54
---------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     $ 110.36     $ 162.98     $ 208.24     $ 350.54
---------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   $ 110.25     $ 162.66     $ 207.70     $ 349.55
---------------------------------------------------------------------------------------------------
EQ/Alliance International                        $ 115.49     $ 178.17     $ 233.17     $ 395.65
---------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                         $ 107.85     $ 155.49     $ 195.85     $ 327.65
---------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       $ 113.31     $ 171.72     $ 222.63     $ 376.72
---------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         $ 110.03     $ 162.01     $ 206.63     $ 347.58
---------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     $ 112.32     $ 168.82     $ 217.85     $ 368.07
---------------------------------------------------------------------------------------------------
EQ/Alliance Technology                           $ 113.31     $ 171.72     $ 222.63     $ 376.72
---------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                            $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                       $ 111.67     $ 166.87     $ 214.65     $ 362.26
---------------------------------------------------------------------------------------------------
EQ/Balanced                                      $ 110.58     $ 163.63     $ 209.31     $ 352.50
---------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  $ 112.21     $ 168.49     $ 217.32     $ 367.11
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                $ 113.85     $ 173.34     $ 225.27     $ 381.49
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       $ 120.40     $ 192.57     $ 256.58     $ 436.82
---------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              $ 106.86     $ 152.55     $ 190.97     $ 318.55
---------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    $ 111.67     $ 166.87     $ 214.65     $ 362.26
---------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        $ 112.76     $ 170.11     $ 219.97     $ 371.93
---------------------------------------------------------------------------------------------------
EQ/High Yield                                    $ 110.79     $ 164.28     $ 210.38     $ 354.46
---------------------------------------------------------------------------------------------------
EQ/International Equity Index                    $ 112.76     $ 170.11     $ 219.97     $ 371.93
---------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                         $ 109.48     $ 160.38     $ 203.94     $ 342.64
---------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        $ 113.31     $ 171.72     $ 222.63     $ 376.72
---------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        $ 112.76     $ 170.11     $ 219.97     $ 371.93
---------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 $ 113.31     $ 171.72     $ 222.63     $ 376.72
---------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 $ 111.34     $ 165.90     $ 213.05     $ 359.35
---------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------
EQ/MFS Research                                  $ 111.12     $ 165.25     $ 211.98     $ 357.40
---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
                                                     If you do not surrender your contract at
                                                        the end of each period shown, the
                                                                expenses would be:
                                                 --------------------------------------------------
                                                    1 year     3 years     5 years      10 years
---------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      $ 40.95     $ 124.16   $ 210.94     $ 436.87
---------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity             $ 40.40     $ 122.57   $ 208.48     $ 432.39
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity            $ 35.49     $ 108.62   $ 186.08     $ 391.01
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                 $ 35.49     $ 108.62   $ 186.08     $ 391.01
---------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                  $ 35.49     $ 108.62   $ 186.08     $ 391.01
---------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth             $ 38.22     $ 116.31   $ 198.58     $ 414.24
---------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              $ 38.22     $ 116.31   $ 198.58     $ 414.24
---------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                       $ 40.95     $ 124.16   $ 210.94     $ 436.87
---------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 31.01     $  95.91   $ 165.29     $ 351.58
---------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 29.27     $  90.92   $ 157.07     $ 335.73
---------------------------------------------------------------------------------------------------
EQ/Alliance Global                               $ 32.76     $ 100.88   $ 173.45     $ 367.16
---------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    $ 30.36     $  94.04   $ 162.21     $ 345.67
---------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     $ 30.36     $  94.04   $ 162.21     $ 345.67
---------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   $ 30.25     $  93.73   $ 161.70     $ 344.68
---------------------------------------------------------------------------------------------------
EQ/Alliance International                        $ 35.49     $ 108.62   $ 186.08     $ 391.01
---------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                         $ 27.85     $  86.86   $ 150.35     $ 322.66
---------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       $ 33.31     $ 102.43   $ 175.98     $ 371.98
---------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         $ 30.03     $  93.11   $ 160.67     $ 342.70
---------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     $ 32.32     $  99.64   $ 171.41     $ 363.29
---------------------------------------------------------------------------------------------------
EQ/Alliance Technology                           $ 33.31     $ 102.43   $ 175.98     $ 371.98
---------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                            $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                       $ 31.67     $  97.78   $ 168.35     $ 357.45
---------------------------------------------------------------------------------------------------
EQ/Balanced                                      $ 30.58     $  94.67   $ 163.24     $ 347.64
---------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  $ 32.21     $  99.33   $ 170.90     $ 362.32
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                $ 33.85     $ 103.98   $ 178.52     $ 376.77
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       $ 40.40     $ 122.57   $ 208.48     $ 432.39
---------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              $ 26.86     $  84.04   $ 145.68     $ 313.52
---------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    $ 31.67     $  97.78   $ 168.35     $ 357.45
---------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        $ 32.76     $ 100.88   $ 173.45     $ 367.16
---------------------------------------------------------------------------------------------------
EQ/High Yield                                    $ 30.79     $  95.29   $ 164.26     $ 349.61
---------------------------------------------------------------------------------------------------
EQ/International Equity Index                    $ 32.76     $ 100.88   $ 173.45     $ 367.16
---------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                         $ 29.48     $  91.55   $ 158.10     $ 337.73
---------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        $ 33.31     $ 102.43   $ 175.98     $ 371.98
---------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        $ 32.76     $ 100.88   $ 173.45     $ 367.16
---------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 $ 33.31     $ 102.43   $ 175.98     $ 371.98
---------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 $ 31.34     $  96.85   $ 166.82     $ 354.52
---------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------
EQ/MFS Research                                  $ 31.12     $  96.22   $ 165.80     $ 352.56
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                      If you surrender your contract at the end
                                          of each period shown, the expenses
                                                      would be:
                                  -----------------------------------------------------
                                      1 year      3 years      5 years     10 years
---------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value   $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Putnam International Equity    $ 114.40     $ 174.95     $ 227.91     $ 386.23
EQ/Putnam Voyager                 $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Small Company Index            $ 110.03     $ 162.01     $ 206.63     $ 347.58
---------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
                                      If you do not surrender your contract at
                                         the end of each period shown, the
                                                 expenses would be:
                                 ------------------------------------------------------
                                     1 year     3 years     5 years      10 years
---------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value   $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Putnam International Equity    $ 34.40     $ 105.53   $ 181.04     $ 381.54
EQ/Putnam Voyager                 $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Small Company Index            $ 30.03     $  93.11   $ 160.67     $ 342.70
---------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money" in your prospectus.


IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the example for "if you do not surrender your contract" would, in each case, be increased by $5.44 based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses," in your prospectus.


(5) DISRUPTIVE TRANSFER ACTIVITY

The following reflects Equitable's current policy with regard to market timing-related transaction requests.

You should note that the Accumulator Series contracts are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


(6) BENEFICIARY CONTINUATION OPTION


BENEFICIARY CONTINUATION OPTION

Upon your death under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within nine months following the date we receive proof of your death and before any other inconsistent election is made.

We will increase the account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, to equal the applicable guaranteed minimum death benefit as of the date of your death, if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The beneficiary continuation option is available if we have received regulatory clearance in your state. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an appropriate individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.

Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The guaranteed minimum income benefit, if applicable, and the death benefit provisions (including any guaranteed minimum death benefit) will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, generally, any remaining interest in the contract will be paid in a lump sum to the person named by the beneficiary (when we receive satisfactory proof of death, any required instructions for the method of payment and the information and forms necessary to effect payment), unless such person elects to continue the payment method elected by the beneficiary.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in "Tax information" in your prospectus and SAI, your beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If your beneficiary chooses this, your beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the 5th calendar year after your death.


(7) TAX INFORMATION

The discussion in the prospectus is amended to reflect changes due to the Economic Growth and Tax Relief Reconciliation Act of 2001, and proposed revisions to the proposed required minimum distribution Treasury Regulations.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (IRAS) AND ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH
IRA. Beginning in 2002, you may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of 2002, you cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution--even if you make a contribution to one plan and take the distribution from another plan--during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


CONTRIBUTIONS


INCREASED LIMITS ON REGULAR CONTRIBUTIONS TO BOTH TYPES OF IRAS

The maximum amount of regular contributions to all IRAs for any individual (including both traditional and Roth IRAs) for 2002 has been increased from $2,000 to $3,000. If the traditional IRA owner is at least age 50 but under age 70-1/2 at any time during 2002 an additional catch-up contribution of up to $500 more for 2002 may be made. For Roth IRAs, an additional catch-up contribution of up to $500 more for 2002 may be made if the Roth IRA owner is at least age
50 at any time during 2002.

If the traditional IRA owner is single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $34,000 and $44, 000 in 2002. If the traditional IRA owner is married, files a joint return and is covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $54,000 and $64,000 in 2002.


ROLLOVER CONTRIBUTIONS TO TRADITIONAL IRAS AND ROLLOVER TSAS

Beginning in 2002, rollover contributions may be made to a traditional IRA (but not a Roth IRA) or a Rollover TSA from "eligible retirement plans" which include traditional IRAs, TSAs, qualified plans and governmental 457(b) plans (also known as "governmental EDC plans").

Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002, after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.

We do not accept rollover contributions of after-tax funds to Accumulator(R) Rollover TSA contracts.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available. For example, distributions from a governmental 457(b) plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions. If you roll over funds from a governmental 457(b) plan into an eligible retirement plan which is not a governmental 457(b) plan (such as a traditional IRA or TSA), any subsequent distributions may be subject to this penalty.


ROLLOVERS BETWEEN ELIGIBLE RETIREMENT PLANS

Historically, a rollover from a traditional IRA could only be made to a qualified plan (or TSA) if the traditional IRA served as a "conduit" for only qualified plan (or only TSA) funds. Historically, a rollover from a TSA could only be made to another TSA or a traditional IRA. Beginning in 2002, these rules have been substantially liberalized. Eligible rollover distributions from qualified plans, TSAs, governmental 457(b) plans and traditional IRAs may be rolled over into other such plans. A surviving spouse beneficiary may roll over funds from the deceased spouse's traditional IRA or TSA into these "eligible retirement plans."

The recipient eligible retirement plan must agree to take the distribution. An eligible retirement plan is not legally required to accept a rollover. Before you decide to roll over your distribution to another eligible retirement plan, you should find out whether the plan accepts rollover contributions from other plan types and, if so, the types of distributions it accepts as rollover contributions. You should also find out about any documents that are required to be completed before the receiving plan will accept a rollover. Check with the administrator of the plan that is to receive your rollover prior to making the rollover. If an eligible retirement plan accepts your rollover, the plan may restrict subsequent distributions of the rollover amount or may require your spouse's consent for any subsequent distribution. A subsequent distribution from the plan that accepts your rollover may also be subject to different tax treatment than distributions from your traditional IRA or TSA.

If you roll a distribution from your traditional IRA or TSA into a governmental 457(b) plan, the recipient governmental 457(b) plan must agree to separately account for the rolled-over funds. Even though distributions from a governmental 457(b) plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions, any subsequent distributions from the governmental 457(b) plan attributable to the IRA or TSA funds rolled over continue to be subject to this penalty.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS

Beginning in 2002, under certain circumstances, you may roll over any after-tax contributions you have made to a TSA to another qualified plan or TSA which agrees to do required separate accounting, or to a traditional IRA. This does not apply to Accumulator(R) Rollover TSA contracts, as we do not accept rollover contributions of after-tax funds, and we treat all funds directly transferred to Accumulator(R) Rollover TSA contracts as pre-tax funds.

After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental 457(b) plan.


REQUIRED MINIMUM DISTRIBUTIONS

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


Account-based method. If you choose an account-based method, you divide the value of your traditional IRA, as of December 31st of the past calendar year, by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life, the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies.

If you initially choose an account-based method, you may be able to apply your traditional IRA funds later to a life annuity-based payout, with any certain period not exceeding remaining life expectancy.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments and on the status of your beneficiary.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, under the revised proposed rules an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the revised proposed rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the fifth year following the year of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit post-death distributions to be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

(8) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2001. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the same daily asset charges of 0.50%.

------------------------------------------------------------------------------------
                                                                For the years
                                                             ending December 31,
                                                            ------------------------
                                                                  2001        2000
------------------------------------------------------------------------------------
 EQ/Aggressive Stock
------------------------------------------------------------------------------------
  Unit value                                                  $ 58.69   $  78.83
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------
  Unit value                                                  $271.84   $ 306.09
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Global
------------------------------------------------------------------------------------
  Unit value                                                  $ 31.62         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------
  Unit value                                                  $ 27.40         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Growth Investors
------------------------------------------------------------------------------------
  Unit value                                                  $ 38.15         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------
  Unit value                                                  $ 18.84         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------
  Unit value                                                  $ 10.22         --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Money Market
------------------------------------------------------------------------------------
  Unit value                                                  $ 34.09   $  33.08
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         124         --
------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
------------------------------------------------------------------------------------
  Unit value                                                  $  7.29   $   9.63
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------
  Unit value                                                  $ 14.86   $  17.22
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4         --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                For the years
                                                             ending December 31,
                                                            ------------------------
                                                                  2001        2000
------------------------------------------------------------------------------------
 EQ/Alliance Technology
------------------------------------------------------------------------------------
  Unit value                                                  $ 5.00     $  6.65
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          9          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/AXP New Dimensions
------------------------------------------------------------------------------------
  Unit value                                                  $ 6.99          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/AXP Strategy Aggressive
------------------------------------------------------------------------------------
  Unit value                                                  $ 4.12          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          4          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Balanced
------------------------------------------------------------------------------------
  Unit value                                                  $46.74          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          3          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------
  Unit value                                                  $12.31     $ 12.01
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         10          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------
  Unit value                                                  $ 8.85          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------
  Unit value                                                  $ 8.90     $ 11.30
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------
  Unit value                                                  $10.97     $ 11.25
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------
  Unit value                                                  $10.39     $ 10.66
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
------------------------------------------------------------------------------------
  Unit value                                                  $ 6.34     $  6.72
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------
  Unit value                                                  $26.11     $ 29.88
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------
  Unit value                                                  $ 7.92          --
------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                For the years
                                                             ending December 31,
                                                            --------------------
                                                               2001        2000
--------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------
  Unit value                                                  $ 8.64     $ 10.03
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          6          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                                  $11.66     $ 11.27
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         13          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/High Yield
--------------------------------------------------------------------------------
  Unit value                                                  $27.00     $ 26.95
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/International Equity Index
--------------------------------------------------------------------------------
  Unit value                                                  $ 9.21     $ 12.42
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          5          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
--------------------------------------------------------------------------------
  Unit value                                                  $12.65     $ 11.78
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                                  $ 6.45     $  8.42
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         10          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                                  $12.93     $ 11.04
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------
  Unit value                                                  $11.37          --
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------
  Unit value                                                  $17.90          --
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------
  Unit value                                                  $14.96     $ 22.79
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------
  Unit value                                                  $ 8.94     $ 10.69
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/MFS Research
--------------------------------------------------------------------------------
  Unit value                                                  $12.83     $ 16.49
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
--------------------------------------------------------------------------------
  Unit value                                                  $12.57     $ 13.56
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                For the years
                                                             ending December 31,
                                                           ---------------------
                                                                2001        2000
--------------------------------------------------------------------------------
 EQ/Putnam International Equity
--------------------------------------------------------------------------------
  Unit value                                                  $ 14.10    $ 18.06
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
 EQ/Putnam Investors Growth
--------------------------------------------------------------------------------
  Unit value                                                  $ 13.43    $ 17.87
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------
  Unit value                                                  $ 11.40    $ 11.22
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1         --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------
 EQ/T. Rowe Price International Stock
--------------------------------------------------------------------------------
  Unit value                                                  $  9.17         --
--------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1         --
--------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.


------------------------------------------------------------------------------------------------------
                                                                  For the year ending December 31,
                                                            ------------------------------------------
                                                                               2001
------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 46.83
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        --
------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------
  Unit value                                                                $188.32
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         1
------------------------------------------------------------------------------------------------------
 EQ/Alliance High Yield
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 21.83
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        --
------------------------------------------------------------------------------------------------------
 EQ/Alliance Money Market
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 25.51
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                       217
------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  7.02
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        27
------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 13.91
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         7
------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  4.88
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         5
------------------------------------------------------------------------------------------------------
 EQ/Balanced
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 37.29
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         4
------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 11.64
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        16
------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  8.56
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        --
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  8.57
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        41
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 10.56
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        13
------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 23.37
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        11
------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  7.59
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        --
------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------
  Unit value                                                                $  8.48
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         5
------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                                                                $ 10.91
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        14
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                    For the year ending December 31,
                                                                 -------------------------------------
                                                                               2001
------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $ 8.71
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        26
------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $11.96
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        31
------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $ 6.33
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         6
------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $12.22
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        14
------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $11.32
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         2
------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $16.76
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         9
------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $14.00
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         1
------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $ 8.56
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         6
------------------------------------------------------------------------------------------------------
 EQ/MFS Research
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $12.01
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         7
------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $11.77
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        19
------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $13.20
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                        18
------------------------------------------------------------------------------------------------------
 EQ/Putnam Investors Growth
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $12.57
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         4
------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------
  Unit value                                                                 $10.77
------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                         1
------------------------------------------------------------------------------------------------------

(9) INVESTMENT PERFORMANCE


The following tables show the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The tables take into account the maximum current fees and charges applicable to all contracts to which this supplement applies, including any optional benefits charges, which may or may not be available under your contract. The tables do not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes resulting in an estimated administrative charge, for the purpose of these tables, of $0.006 per $1,000.


The results shown under "length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options been available.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB/B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market and EQ/Alliance Common Stock options for period before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

AXA Premier VIP Trust commenced operations on December 31, 2001, and performance information for these portfolios is not available as of the date of this prospectus.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

                         TABLE FOR SEPARATE ACCOUNT 49
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:



---------------------------------------------------------------------------------------------------------------------------------
                                             Length of option period                       Length of portfolio period
                                    ------------------------------------------ --------------------------------------------------
                                                                                                                         Since
                                                                 Since option                                          portfolio
Variable investment options             1 Year        5 Years     inception*      3 Years       5 Years    10 Years   inception**
---------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                 (20.36)%         7.21%         7.89%        ( 6.54)%       7.21%      9.99%        11.36%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock            (29.71)%         1.32%         1.91%        ( 8.80)%       1.32%      5.96%         6.18%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                  (11.33)%        11.52%           --           3.48%       11.52%        --         10.79%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors        (32.69)%        (5.52)%          --         (12.07)%      (5.52)%       --        ( 1.61)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market            (33.34)%           --        (16.58)%           --           --         --        (16.57)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth          ( 1.94)%         4.17%           --           0.69%        4.17%        --          3.31%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth        (33.81)%           --        (41.75)%           --           --         --        (41.75)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology              (25.05)%           --            --             --           --         --        (31.66)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value      ( 6.77)%           --          2.95%        ( 3.43)%         --         --          2.95%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International   (30.32)%           --        ( 9.28)%           --           --         --        ( 9.28)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research        (11.79)%           --        ( 1.19)%           --           --         --        ( 1.20)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity     (11.78)%           --        ( 3.35)%           --           --         --        ( 3.36)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity          (14.87)%           --        ( 8.20)%       ( 1.18)%         --         --        (12.46)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                 (21.75)%         7.45%         8.12%        ( 6.70)%       7.45%        --         10.93%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                  (26.51)%           --        (12.35)%       (12.35)%         --         --        (12.35)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                       (22.98)%           --        (17.62)%           --           --         --        (18.27)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value           ( 5.88)%           --          1.24%        ( 1.24)%         --         --          1.19%
---------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                       ( 9.13)%        (2.85)%      ( 2.18)%       ( 9.22)%      (2.85)%     4.37%         4.71%
---------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index       (34.81)%           --        ( 4.53)%       (13.20)%         --         --        ( 4.53)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond            ( 2.01)%           --          3.66%          0.98%          --         --          3.66%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth           (32.36)%           --        (35.64)%           --           --         --        (36.14)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value             7.61%            --          4.21%          7.75%          --         --          4.21%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity       ( 4.38)%           --         11.23%          7.34%          --         --         11.23%
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies    (43.25)%           --          6.99%        ( 7.44)%         --         --          6.99%
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust              (25.50)%           --        ( 8.33)%       ( 8.33)%         --         --        ( 8.33)%
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                     (31.23)%           --          3.41%        ( 8.13)%         --         --          3.41%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value     (16.50)%           --          2.92%        ( 5.65)%         --         --          2.92%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity      (30.94)%           --          5.58%        ( 1.51)%         --         --          5.58%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                   (33.83)%           --          4.48%        (12.11)%         --         --          4.48%
---------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index              ( 7.79)%           --          0.88%          1.20%          --         --          0.88%
---------------------------------------------------------------------------------------------------------------------------------


 * The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth Investors, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1,
   1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and Income, EQ/Alliance International, EQ/Alliance Quality Bond, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (January 14, 2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987):
   EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1,
   1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31,
   2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

                         TABLE FOR SEPARATE ACCOUNT 45
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:



----------------------------------------------------------------------------------------------
                                                             Length of option period
                                                   -------------------------------------------
                                                                                 Since option
Variable investment options                            1 Year        5 Years      inception*
----------------------------------------------------------------------------------------------
  EQ/Aggressive Stock                              (34.38)%       (5.84)%          1.76%
----------------------------------------------------------------------------------------------
  EQ/Alliance Common Stock                         (20.18)%        7.21%          11.79%
----------------------------------------------------------------------------------------------
  EQ/Alliance Global                               (29.55)%        1.32%           4.97%
----------------------------------------------------------------------------------------------
  EQ/Alliance Growth and Income                    (11.13)%       11.53%          13.60%
----------------------------------------------------------------------------------------------
  EQ/Alliance Growth Investors                     (22.03)%        4.75%           7.71%
----------------------------------------------------------------------------------------------
  EQ/Alliance Intermediate Government Securities   ( 1.85)%        3.60%           4.08%
----------------------------------------------------------------------------------------------
  EQ/Alliance International                        (32.54)%       (5.52)%        ( 1.61)%
----------------------------------------------------------------------------------------------
  EQ/Alliance Money Market                         ( 6.10)%        2.31%           2.70%
----------------------------------------------------------------------------------------------
  EQ/Alliance Premier Growth                       (33.19)%          --          (16.39)%
----------------------------------------------------------------------------------------------
  EQ/Alliance Small Cap Growth                     (22.63)%          --            6.80%
----------------------------------------------------------------------------------------------
  EQ/Alliance Technology                           (33.66)%          --          (41.61)%
----------------------------------------------------------------------------------------------
  EQ/AXP New Dimensions                            (24.87)%          --          (30.72)%
----------------------------------------------------------------------------------------------
  EQ/AXP Strategy Aggressive                       (24.87)%          --          (30.72)%
----------------------------------------------------------------------------------------------
  EQ/Capital Guardian Research                     (30.16)%          --              --
----------------------------------------------------------------------------------------------
  EQ/Capital Guardian U.S. Equity                  (11.59)%          --          ( 0.97)%
----------------------------------------------------------------------------------------------
  EQ/Emerging Markets Equity                       (11.58)%          --          ( 3.14)%
----------------------------------------------------------------------------------------------
  EQ/Equity 500 Index                              (14.68)%          --          (11.22)%
----------------------------------------------------------------------------------------------
  EQ/Evergreen Omega                               (21.58)%        7.45%          11.51%
----------------------------------------------------------------------------------------------
  EQ/FI Mid Cap                                    (26.35)%          --          (12.16)%
----------------------------------------------------------------------------------------------
  EQ/FI Small/Mid Cap Value                        (22.80)%          --          (17.43)%
----------------------------------------------------------------------------------------------
  EQ/High Yield                                    ( 5.67)%          --            1.16%
----------------------------------------------------------------------------------------------
  EQ/International Equity Index                    ( 8.93)%       (2.85)%          2.33%
----------------------------------------------------------------------------------------------
  EQ/Janus Large Cap Growth                        ( 1.79)%          --              --
----------------------------------------------------------------------------------------------
  EQ/Mercury Basic Value Equity                        --            --            4.99%
----------------------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies                 ( 4.16)%          --           11.23%
----------------------------------------------------------------------------------------------
  EQ/MFS Investors Trust                           (43.11)%          --            6.99%
----------------------------------------------------------------------------------------------
  EQ/MFS Research                                  (25.33)%          --          ( 8.12)%
----------------------------------------------------------------------------------------------
  EQ/Putnam Growth & Income Value                  (31.08)%          --            3.41%
----------------------------------------------------------------------------------------------
  EQ/Small Company Index                           (33.67)%          --              --
----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                                  Length of portfolio period
                                                   --------------------------------------------------------
                                                                                            Since portfolio
Variable investment options                            3 Years       5 Years     10 Years     inception**
-----------------------------------------------------------------------------------------------------------
  EQ/Aggressive Stock                              (13.60)%       (5.84)%        1.71%        9.83%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Common Stock                         ( 6.33)%        7.21%        10.22%       11.59%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Global                               ( 8.59)%        1.32%         6.18%        6.40%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Growth and Income                      3.71%        11.53%           --        11.02%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Growth Investors                     ( 3.85)%        4.75%         6.58%        9.60%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Intermediate Government Securities     0.88%         3.60%         3.46%        4.16%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance International                        (11.87)%       (5.52)%          --       ( 1.41)%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Money Market                           0.14%         2.31%         2.19%        4.19%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Premier Growth                           --            --            --       (16.38)%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Small Cap Growth                       3.49%           --            --         6.80%
-----------------------------------------------------------------------------------------------------------
  EQ/Alliance Technology                               --            --            --       (41.61)%
-----------------------------------------------------------------------------------------------------------
  EQ/AXP New Dimensions                                --            --            --       (31.49)%
-----------------------------------------------------------------------------------------------------------
  EQ/AXP Strategy Aggressive                           --            --            --       (31.49)%
-----------------------------------------------------------------------------------------------------------
  EQ/Capital Guardian Research                         --            --            --       ( 9.08)%
-----------------------------------------------------------------------------------------------------------
  EQ/Capital Guardian U.S. Equity                      --            --            --       ( 0.98)%
-----------------------------------------------------------------------------------------------------------
  EQ/Emerging Markets Equity                           --            --            --       ( 3.14)%
-----------------------------------------------------------------------------------------------------------
  EQ/Equity 500 Index                              ( 0.96)%          --            --       (12.83)%
-----------------------------------------------------------------------------------------------------------
  EQ/Evergreen Omega                               ( 6.50)%        7.45%           --        11.16%
-----------------------------------------------------------------------------------------------------------
  EQ/FI Mid Cap                                    (12.15)%          --            --       (12.15)%
-----------------------------------------------------------------------------------------------------------
  EQ/FI Small/Mid Cap Value                            --            --            --       (18.08)%
-----------------------------------------------------------------------------------------------------------
  EQ/High Yield                                    ( 1.03)%          --            --         1.16%
-----------------------------------------------------------------------------------------------------------
  EQ/International Equity Index                    ( 9.02)%       (2.85)%        4.58%        4.93%
-----------------------------------------------------------------------------------------------------------
  EQ/Janus Large Cap Growth                          1.21%           --            --         3.66%
-----------------------------------------------------------------------------------------------------------
  EQ/Mercury Basic Value Equity                        --            --            --         5.31%
-----------------------------------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies                   7.57%           --            --        11.23%
-----------------------------------------------------------------------------------------------------------
  EQ/MFS Investors Trust                           ( 7.23)%          --            --         6.99%
-----------------------------------------------------------------------------------------------------------
  EQ/MFS Research                                  ( 8.12)%          --            --       ( 8.12)%
-----------------------------------------------------------------------------------------------------------
  EQ/Putnam Growth & Income Value                  ( 7.93)%          --            --         3.41%
-----------------------------------------------------------------------------------------------------------
  EQ/Small Company Index                           (11.91)%          --            --         4.48%
-----------------------------------------------------------------------------------------------------------


 * The variable option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (May 1, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research and EQ/Putnam Growth & Income Value (May 1, 1997); EQ/Emerging Markets Equity (September 2, 1997); EQ/International Equity Index and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap, and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced and EQ/Bernstein Diversified Value (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Quality Bond, EQ/Capital Guardian International, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987):
   EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1,
   1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31,
   2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

(10) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, "The Equitable Companies Incorporated"). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Appendix


--------------------------------------------------------------------------------


Dates of previous Prospectuses and Supplements

------------------------------------------------------------------------------------------------------
                                                             Product Distributor
                                       ---------------------------------------------------------------
                                                                AXA Advisors
                                       ---------------------------------------------------------------
                                        Prospectus and
 Product Name                          SAI Dates              Supplement Dates
-------------------------------------- --------------------- -----------------------------------------
 o Income Manager                      4/7/95                7/1/95; 9/28/95
   Accumulator(R)                      11/1/95
                                       5/1/96
 o Income Manager(R)                   10/17/96              2/10/97
    Rollover IRA                       5/1/97                5/1/97; 12/31/97; 5/1/98;
                                                             1/4/99; 5/1/99; 5/1/00; 6/23/00;
                                                             9/1/00; 2/9/01; 9/1/01; 1/14/02
                                       ---------------------------------------------------------------
                                       12/31/97              12/31/97; 5/1/98; 1/4/99; 5/1/99;
                                                             5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                                             9/1/01; 1/14/02
-------------------------------------- --------------------- -----------------------------------------

 o Equitable Accumulator(R)            5/1/98                5/1/98; 6/18/98; 11/30/98
   (IRA, NQ and QP)                    5/1/99                5/1/99; 5/1/00; 9/1/00; 2/9/01; 9/1/01;
                                                             1/14/02
 o Equitable Accumulator(R)
    Select(SM) (IRA, NQ, QP)
-------------------------------------- --------------------- -----------------------------------------
 o Equitable Accumulator(R)            10/18/99              3/20/00; 5/1/00; 6/23/00; 9/1/00;
    Select(SM)                                               2/9/01; 9/1/01; 10/13/00; 1/14/02

 o Equitable Accumulator(R)
                                       --------------------- -----------------------------------------
                                       5/1/00                3/20/00; 6/23/00; 9/1/00; 9/6/00;
                                                             2/9/01; 9/1/01; 10/13/00; 1/14/02
                                       --------------------- -----------------------------------------
                                       5/1/01                5/1/01+; 7/30/01*; 9/1/01;
                                                             10/1/01**; 12/14/01; 1/14/02
                                       --------------------- -----------------------------------------
                                       8/13/01               9/1/01; 10/1/01**; 12/14/01;
                                       (Accumulator(R)       1/14/02
                                       Select(SM) only)
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R) Plus(SM)     9/2/99
                                       10/18/99
                                       5/1/00                6/23/00; 9/1/00; 9/6/00; 10/13/00;
                                                             2/9/01; 3/19/01; 7/30/01; 9/1/01;
                                                             1/14/02
                                       --------------------- -----------------------------------------
                                       5/1/01                7/30/01*; 9/1/01; 12/14/01;
                                                             1/14/02
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R)              N/A                   N/A
 Select(SM) II
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R) Elite(SM) II N/A                   N/A
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R) Elite(SM)    8/13/01               9/1/01; 10/1/01***; 12/14/01;
                                                             1/14/02
-------------------------------------- --------------------- -----------------------------------------
 Equitable Accumulator(R)              11/17/00              2/9/01; 3/19/01; 7/30/01*;
 Advisor(SM)                                                 9/1/01; 12/14/01; 1/14/02
                                       --------------------- -----------------------------------------
                                       5/1/01                9/1/01; 12/14/01; 1/14/02
-------------------------------------- --------------------- -----------------------------------------



-------------------------------------------------------------------------------------------
                                                       Product Distributor
                                       ---------------------------------------------------
                                                        AXA Distributors
                                       ---------------------------------------------------
                                        Prospectus and
 Product Name                          SAI Dates         Supplement Dates
-------------------------------------- ---------------- ----------------------------------
 o Income Manager                      4/7/95           7/1/95; 9/28/95
   Accumulator(R)                      11/1/95
                                       10/16/96         2/10/97
 o Income Manager(R)                   5/1/97           5/1/97
    Rollover IRA                       8/1/97
                                       12/31/97         12/31/97; 5/1/98;
                                                        1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                                        2/9/01; 9/1/01; 1/14/02
-------------------------------------- ---------------- ----------------------------------
 o Equitable Accumulator(R)            10/1/97+++
   (IRA, NQ and QP)                    12/31/97+++
                                       5/1/98           5/1/98; 6/18/98; 11/30/98;
 o Equitable Accumulator(R)                             5/1/99; 5/1/00; 9/1/00; 2/9/01;
    Select(SM) (IRA, NQ, QP)                            9/1/01; 1/14/02
-------------------------------------- ---------------- ----------------------------------
 o Equitable Accumulator(R)            5/1/99
   Select(SM)                          10/18/99         3/20/00; 5/1/00; 9/1/00;
                                                        10/13/00; 2/9/01; 9/1/01;
 o Equitable Accumulator(R)                             1/14/02
                                       ---------------- ----------------------------------
                                       5/1/00           3/20/00; 9/1/00; 9/6/00; 10/13/
                                                        00; 2/9/01; 9/1/01; 1/14/02
                                       ---------------- ----------------------------------
                                       5/1/01           5/1/01+; 5/1/01++; 7/30/01*; 9/1/
                                                        01; 10/1/01**; 12/14/01; 1/14/02
                                       ---------------- ----------------------------------
                                       N/A              N/A
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R) Plus(SM)     8/2/99
                                       10/18/99
                                       5/1/00           9/1/00; 9/6/00; 10/13/00;
                                                        2/9/01; 3/19/01; 7/30/01;
                                                        9/1/01; 1/14/02
                                       ---------------- ----------------------------------
                                       5/1/01           5/1/01++; 7/30/01*; 9/1/01;
                                                        12/14/01; 1/14/02
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R)              10/1/01          10/1/01**; 12/14/01; 1/14/02
 Select(SM) II
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R) Elite(SM) II 10/1/01          10/1/01***; 12/14/01; 1/14/02
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R) Elite(SM)    8/13/01          9/1/01; 10/1/01***; 12/14/01;
                                                        1/14/02
-------------------------------------- ---------------- ----------------------------------
 Equitable Accumulator(R)              5/15/00          9/1/00; 9/6/00; 2/9/01;
 Advisor(SM)                                            7/30/01*; 9/1/01; 12/14/01;
                                                        1/14/02
                                       ---------------- ----------------------------------
                                       5/1/01           9/1/01; 12/14/01; 1/14/02
------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                            Product Distributor
                            -----------------------------------------------------------------------------------
                                        AXA Advisors                            AXA Distributors
                            ------------------------------------- ---------------------------------------------
                             Prospectus and                        Prospectus and
 Product Name               SAI Dates          Supplement Dates   SAI Dates         Supplement Dates
--------------------------- ----------------- ------------------- ---------------- ----------------------------
 Equitable Accumulator(R)   N/A               N/A                 9/2/99
 Express(SM)                                                      10/18/99
                                                                  5/1/00           9/1/00; 9/6/00; 2/9/01;
                                                                                   7/30/01*; 9/1/01; 12/14/01;
                                                                                   1/14/02
                                                                  ---------------- ----------------------------
                                                                  5/1/01           7/30/01*; 9/1/01; 1/14/02
---------------------------------------------------------------------------------------------------------------

+     applies to contracts issued in Oregon only.

++    applies to Accumulator(R) and Accumulator(R) Plus(SM) only.

+++   applies to Accumulator(R) Select(SM) only.

*     applies to contracts issued in Washington only.

** applies to Equitable Accumulator(R) Select(SM) and Select(SM) II issued in New York only.

*** applies to Equitable Accumulator(R) Elite(SM) and Elite(SM) II issued in New York only.

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Tax Information                                                              2
Unit Values                                                                 22
Custodian and Independent Accountants                                       23
Yield Information for the EQ/Alliance Money Market Option, EQ/Alliance
  Quality Bond Option and EQ/High Yield Option                              23
Distribution of the contracts                                               25
Financial Statements                                                        25


How to obtain an Equitable Accumulator(R) Statement of Additional Information

Send this request form to:
 Equitable Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547


Please send me an Equitable Accumulator(R) SAI dated May 1, 2002 :

Check one:

Equitable Accumulator(R)

Income Manager Accumulator(R)

Income Manager(R) Rollover IRA

Equitable Accumulator(R) (IRA, NQ, QP)

Accumulator(R) Express(SM)

Accumulator(R) Advisor(SM)

Accumulator(R) Elite(SM) & Elite(SM) II

Accumulator(R) Plus(SM)

Accumulator(R) Select(SM) and Select(SM) II



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip






(SAI 4ACS(5/02))